Segment Production and Growth Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of detailed information about segment production and growth assets

	Australia 2023 US$m	International 2023 US$m	Marketing 2023 US$m	Corporate/Other 2023 US$m	Consolidated 2023 US$m

Balance as at 31 December
Asia Pacific	568	-	-	-	568
Americas	-	76	-	-	76
Africa	-	24	-	-	24

Total exploration and evaluation	568	100	-	-	668

Balance as at 31 December
Land and buildings	669	32	-	-	701
Transferred exploration and evaluation	360	417	-	-	777
Plant and equipment	16,498	6,893	-	198	23,589
Projects in development	7,825	7,655	-	244	15,724

Total oil and gas properties	25,352	14,997	-	442	40,791

Balance as at 31 December
Land and buildings	96	89	-	245	430
Plant and equipment 1	194	60	539	7	800

Total lease assets	290	149	539	252	1,230

Additions to exploration and evaluation:
Exploration	29	59	-	-	88
Evaluation	55	108	-	-	163
Restoration 2	(5)	-	-	-	(5)

	79	167	-	-	246

Additions to oil and gas properties:
Oil and gas properties	3,127	2,000	-	190	5,317
Capitalised borrowings costs 3	188	123	-	-	311
Restoration 2	779	188	-	-	967

	4,094	2,311	-	190	6,595

Additions to lease assets:
Land and buildings	-	-	-	8	8
Plant and equipment	6	-	114	-	120

	6	-	114	8	128

1.
In 2023, certain shipping activities, previously undertaken by the Corporate/Other segment, are now undertaken by the Marketing segment. As a result of this change, $539 million of lease assets are now reported within the Marketing segment as at 31 December 2023.

2.	Relates to changes in restoration provision assumptions.
3 .	Borrowing costs capitalised were at a weighted average interest rate of 4.0%.
Refer to Note A.1 for descriptions of the Group’s segments and geographical regions.

	Australia 2022 US$m	International 2022 US$m	Marketing 2022 US$m	Corporate/Other 2022 US$m	Consolidated 2022 US$m

Balance as at 31 December
Asia Pacific	529	-	-	-	529
Americas	-	240	-	-	240
Africa	-	38	-	-	38

Total exploration and evaluation	529	278	-	-	807

Balance as at 31 December
Land and buildings	802	37	-	1	840
Transferred exploration and evaluation	481	-	-	-	481
Plant and equipment	18,249	4,647	-	161	23,057
Projects in development 1	5,623	9,795	-	123	15,541

Total oil and gas properties	25,155	14,479	-	285	39,919

Balance as at 31 December
Land and buildings	93	107	-	264	464
Plant and equipment	214	131	-	455	800

Total lease assets	307	238	-	719	1,264

Additions to exploration and evaluation 2 :
Exploration	1	121	-	-	122
Evaluation	19	100	-	-	119
Restoration 3	(1)	-	-	-	(1)

	19	221	-	-	240

Additions to oil and gas properties 2 :
Oil and gas properties	2,252	1,560	-	92	3,904
Capitalised borrowings costs 4	115	179	-	-	294
Restoration 3	(346)	(28)	-	-	(374)

	2,021	1,711	-	92	3,824

Additions to lease assets 2 :
Land and buildings	4	-	-	-	4
Plant and equipment	139	90	-	9	238

	143	90	-	9	242

1.	Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
2.	Additions exclude acquisitions through business combinations.
3.	Relates to changes in restoration provision assumptions.
4.	Borrowing costs capitalised were at a weighted average interest rate of 3.8%.